Note 1 - Basis of Consolidation, Presentation and Going Concern (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Equivalents, at Carrying Value		$ 1,800,000
Working Capital Deficit		20,800,000		$ 2,700,000
Proceeds from Related Party Debt		5,505,000
Net Cash Provided by (Used in) Operating Activities		$ (4,451,000)	$ (3,872,000)	$ (5,168,000)	$ (5,273,000)
Director [Member]
Proceeds from Related Party Debt	$ 2,800,000
Warrant Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	875,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.10